UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (98.5%)(a)
		Shares	Value

Aerospace and defense (3.7%)

Northrop Grumman Corp.		114,050	$36,196,049

Raytheon Co.		103,180	21,323,179

			57,519,228
Airlines (0.9%)

Southwest Airlines Co.		230,980	14,424,701

			14,424,701
Auto components (0.9%)

Aptiv PLC		145,390	12,198,221

Delphi Technologies PLC (United Kingdom)		44,676	1,401,039

			13,599,260
Automobiles (0.8%)

General Motors Co.		365,720	12,313,792

			12,313,792
Banks (13.3%)

Bank of America Corp.		1,731,915	51,022,216

Citigroup, Inc.		652,225	46,790,622

JPMorgan Chase & Co.		551,336	62,212,754

KeyCorp		500,100	9,946,989

Regions Financial Corp.		986,530	18,102,826

Wells Fargo & Co.		317,082	16,665,830

			204,741,237
Beverages (2.1%)

Keurig Dr Pepper, Inc.		137,480	3,185,412

Molson Coors Brewing Co. Class B		207,480	12,760,020

PepsiCo, Inc.		140,140	15,667,652

			31,613,084
Biotechnology (2.5%)

Amgen, Inc.		100,280	20,787,041

Gilead Sciences, Inc.		237,430	18,331,970

			39,119,011
Building products (1.0%)

Johnson Controls International PLC		428,080	14,982,800

			14,982,800
Capital markets (3.9%)

Charles Schwab Corp. (The)		162,700	7,996,705

Goldman Sachs Group, Inc. (The)		67,089	15,044,037

Invesco, Ltd.		169,790	3,884,795

KKR & Co., Inc. Class A		689,292	18,796,993

State Street Corp.		173,680	14,550,910

			60,273,440
Chemicals (2.3%)

Air Products & Chemicals, Inc.		68,590	11,457,960

DowDuPont, Inc.		366,357	23,560,419

			35,018,379
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(NON)(F)(RES)		10	9

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Germany)(NON)(F)(RES)		4	3

			12
Communications equipment (1.2%)

Cisco Systems, Inc.		392,430	19,091,720

			19,091,720
Consumer finance (0.7%)

Capital One Financial Corp.		113,150	10,741,330

Oportun Financial Corp. (acquired 6/23/15, cost $223,215) (Private)(NON)(F)(RES)		78,321	167,932

			10,909,262
Containers and packaging (0.7%)

Ball Corp.(S)		237,190	10,433,988

			10,433,988
Diversified telecommunication services (1.9%)

AT&T, Inc.		623,930	20,951,569

Verizon Communications, Inc.		160,730	8,581,375

			29,532,944
Electric utilities (3.3%)

American Electric Power Co., Inc.		127,000	9,001,760

Edison International		184,380	12,478,838

Exelon Corp.		329,290	14,376,801

NextEra Energy, Inc.		43,940	7,364,344

PG&E Corp.		155,390	7,149,494

			50,371,237
Electrical equipment (0.5%)

Emerson Electric Co.		104,980	8,039,368

			8,039,368
Energy equipment and services (0.6%)

Halliburton Co.		237,930	9,643,303

			9,643,303
Equity real estate investment trusts (REITs) (2.7%)

American Tower Corp.(R)		114,878	16,691,773

Boston Properties, Inc.(R)		84,350	10,382,642

Gaming and Leisure Properties, Inc.(R)		414,306	14,604,287

			41,678,702
Food and staples retail (4.2%)

BJ's Wholesale Club Holdings, Inc.(NON)		218,336	5,847,038

Kroger Co. (The)		640,300	18,639,133

Walgreens Boots Alliance, Inc.		101,750	7,417,575

Walmart, Inc.		356,210	33,451,681

			65,355,427
Food products (0.5%)

Kraft Heinz Co. (The)		150,740	8,307,281

			8,307,281
Health-care equipment and supplies (3.2%)

Becton Dickinson and Co. (BD)		109,212	28,504,332

Danaher Corp.		187,760	20,402,002

			48,906,334
Health-care providers and services (1.5%)

Cigna Corp.		112,260	23,378,145

			23,378,145
Hotels, restaurants, and leisure (0.9%)

Hilton Worldwide Holdings, Inc.		165,192	13,344,210

			13,344,210
Household durables (0.4%)

HC Brillant Services GmbH (acquired 8/2/13 to 8/31/16, cost $13) (Private) (Germany)(NON)(F)(RES)		20	17

PulteGroup, Inc.		259,900	6,437,723

			6,437,740
Household products (1.0%)

Kimberly-Clark Corp.		131,470	14,940,251

			14,940,251
Independent power and renewable electricity producers (0.9%)

NRG Energy, Inc.		368,320	13,775,168

			13,775,168
Industrial conglomerates (1.0%)

General Electric Co.		352,190	3,976,225

Honeywell International, Inc.		67,480	11,228,672

			15,204,897
Insurance (3.4%)

American International Group, Inc.		359,670	19,148,831

Assured Guaranty, Ltd.		509,607	21,520,704

Hartford Financial Services Group, Inc. (The)		231,450	11,563,242

			52,232,777
Internet and direct marketing retail (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $636,303) (Private) (Luxembourg)(NON)(F)(RES)		15,020	140,218

			140,218
IT Services (2.1%)

DXC Technology Co.		192,050	17,960,516

Fidelity National Information Services, Inc.		130,110	14,191,098

			32,151,614
Media (2.2%)

Charter Communications, Inc. Class A(NON)		47,180	15,375,018

Comcast Corp. Class A		504,450	17,862,575

			33,237,593
Metals and mining (1.0%)

Alcoa Corp.(NON)		391,850	15,830,740

			15,830,740
Mortgage real estate investment trusts (REITs) (0.3%)

MFA Financial, Inc.(R)		633,271	4,654,542

			4,654,542
Oil, gas, and consumable fuels (12.7%)

Anadarko Petroleum Corp.		213,479	14,390,619

BP PLC (United Kingdom)		2,449,820	18,816,916

ConocoPhillips		380,880	29,480,112

Enterprise Products Partners LP		363,250	10,436,173

EOG Resources, Inc.		85,110	10,857,483

Exxon Mobil Corp.		342,988	29,160,840

Kinder Morgan, Inc.		518,220	9,188,041

Marathon Oil Corp.		1,052,710	24,507,089

Suncor Energy, Inc. (Canada)		242,209	9,372,203

TOTAL SA (France)		250,240	16,223,825

Valero Energy Corp.		199,100	22,647,625

			195,080,926
Personal products (0.3%)

Coty, Inc. Class A(S)		316,183	3,971,258

			3,971,258
Pharmaceuticals (6.6%)

AstraZeneca PLC ADR (United Kingdom)(S)		446,740	17,677,502

Eli Lilly & Co.		160,190	17,189,989

Johnson & Johnson		229,140	31,660,274

Merck & Co., Inc.		295,675	20,975,185

Pfizer, Inc.		337,893	14,890,945

			102,393,895
Road and rail (1.3%)

Union Pacific Corp.		127,450	20,752,684

			20,752,684
Semiconductors and semiconductor equipment (3.2%)

Intel Corp.		244,880	11,580,375

NXP Semiconductors NV(NON)		73,350	6,271,425

ON Semiconductor Corp.(NON)		235,650	4,343,030

Qualcomm, Inc.		248,380	17,890,811

Texas Instruments, Inc.		83,330	8,940,476

			49,026,117
Software (3.6%)

Microsoft Corp.		487,540	55,759,950

			55,759,950
Specialty retail (1.8%)

Home Depot, Inc. (The)		62,940	13,038,021

O'Reilly Automotive, Inc.(NON)		40,340	14,010,889

			27,048,910
Technology hardware, storage, and peripherals (2.4%)

Apple, Inc.		163,050	36,806,907

			36,806,907
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.		762,559	15,762,087

			15,762,087

Total common stocks (cost $1,116,202,840)			$1,517,805,139

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $76,645) (Luxembourg) (Private)(NON)(F)(RES)		11,662	$111,047

Mandatory Exchangeable Trust Securities 144A $5.75 cv. pfd.		36,950	6,844,988

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $610) (Private)(NON)(F)(RES)		214	459

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $11,658) (Private)(NON)(F)(RES)		3,701	8,771

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $27,379) (Private)(NON)(F)(RES)		5,379	20,598

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,712) (Private)(NON)(F)(RES)		7,802	29,877

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $22,267) (Private)(NON)(F)(RES)		4,056	16,753

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $67,223) (Private)(NON)(F)(RES)		8,753	50,574

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $188,556) (Private)(NON)(F)(RES)		66,160	141,857

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $238,428) (Private)(NON)(F)(RES)		83,659	179,377

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $732,781) (Private)(NON)(F)(RES)		257,360	551,265

Total convertible preferred stocks (cost $6,679,154)			$7,955,566

SHORT-TERM INVESTMENTS (2.6%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	23,462,995	$23,462,995

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	15,687,460	15,687,460

U.S. Treasury Bills 2.154%, 12/13/18(SEGSF)		$10,000	9,957

U.S. Treasury Bills 2.062%, 11/15/18(SEGSF)		111,000	110,711

U.S. Treasury Bills 2.018%, 10/18/18(SEGSF)		657,000	656,359

Total short-term investments (cost $39,927,514)			$39,927,482

TOTAL INVESTMENTS

Total investments (cost $1,162,809,508)			$1,565,688,187

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $52,634,090) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	12/19/18	$594,147	$595,560	$1,413
Barclays Bank PLC
	British Pound	Sell	12/19/18	12,292,585	12,231,301	(61,284)
Citibank, N.A.
	Canadian Dollar	Sell	10/17/18	5,849,887	5,727,486	(122,401)
Goldman Sachs International
	British Pound	Sell	12/19/18	18,242,176	18,166,610	(75,566)
	Canadian Dollar	Sell	10/17/18	1,837,611	1,799,047	(38,564)
	Euro	Sell	12/19/18	7,066,071	7,085,544	19,473
State Street Bank and Trust Co.
	Euro	Sell	12/19/18	7,008,806	7,028,542	19,736

Unrealized appreciation						40,622

Unrealized (depreciation)						(297,815)

Total						$(257,193)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,540,494,934.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,418,757, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$20,943,700	$229,030,550	$226,511,255	$260,268	$23,462,995
	Putnam Short Term Investment Fund**	1,454,748	180,683,984	166,451,272	331,231	15,687,460

	Total Short-term investments	$22,398,448	$409,714,534	$392,962,527	$591,499	$39,150,455
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $23,462,995, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $22,817,673.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $356,361.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $290,434 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $278,342 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $356,361 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$62,770,537	$—	$—
Consumer discretionary	72,743,895	—	140,235
Consumer staples	124,187,301	—	—
Energy	204,724,229	—	—
Financials	348,405,413	—	167,932
Health care	213,797,385	—	—
Industrials	130,923,678	—	12
Information technology	192,836,308	—	—
Materials	61,283,107	—	—
Real estate	41,678,702	—	—
Utilities	64,146,405	—	—
Total common stocks	1,517,496,960	—	308,179
Convertible preferred stocks	—	6,844,988	1,110,578
Short-term investments	15,687,460	24,240,022	—

Totals by level	$1,533,184,420	$31,085,010	$1,418,757

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(257,193)	$—

Totals by level	$—	$(257,193)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$40,622	$297,815

Total	$40,622	$297,815

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$59,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018